Retirement Benefit Schemes - Schedule of Net Liabilities of Funded Pension Schemes by Territory (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Liabilities	£ (12,423)	£ (13,025)
Funded Defined Benefit Obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Liabilities	(11,317)	(11,868)
Assets	11,925	12,350
Surplus (deficit) in plan	608	482
Pension Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Liabilities	(11,562)	(12,077)
Pension Schemes | Funded Defined Benefit Obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Liabilities	(11,031)	(11,542)
Assets	11,747	12,157
Surplus (deficit) in plan	716	615
Pension Schemes | United States
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Liabilities	(4,835)	(5,022)
Assets	4,464	4,640
Surplus (deficit) in plan	(371)	(382)
Pension Schemes | United Kingdom
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Liabilities	(2,962)	(3,133)
Assets	4,016	4,119
Surplus (deficit) in plan	1,054	986
Pension Schemes | Germany
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Liabilities	(949)	(998)
Assets	948	945
Surplus (deficit) in plan	(1)	(53)
Pension Schemes | Canada
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Liabilities	(694)	(782)
Assets	708	779
Surplus (deficit) in plan	14	(3)
Pension Schemes | Netherlands
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Liabilities	(782)	(769)
Assets	793	819
Surplus (deficit) in plan	11	50
Pension Schemes | Switzerland
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Liabilities	(326)	(330)
Assets	283	285
Surplus (deficit) in plan	(43)	(45)
Pension Schemes | Rest of Group
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Liabilities	(483)	(508)
Assets	535	570
Surplus (deficit) in plan	£ 52	£ 62